Restructuring and Other Charges - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended				3 Months Ended	12 Months Ended				3 Months Ended		12 Months Ended	3 Months Ended	12 Months Ended					12 Months Ended						12 Months Ended
	Feb. 24, 2013	Feb. 26, 2012	Feb. 27, 2011	Feb. 28, 2010	Aug. 17, 2012 Severance and Fringe Benefits [Member]	Feb. 24, 2013 Severance and Fringe Benefits [Member]	Feb. 26, 2012 Severance and Fringe Benefits [Member]	Feb. 27, 2011 Severance and Fringe Benefits [Member]	Feb. 28, 2010 Severance and Fringe Benefits [Member]	Nov. 25, 2012 Restructuring fiscal 2013 Plan Two [Member] Employees	Aug. 17, 2012 Restructuring fiscal 2013 Plan Two [Member] Employees	Feb. 24, 2013 Restructuring fiscal 2013 Plan Two [Member]	Nov. 25, 2012 Restructuring fiscal 2013 Plan Two [Member] Severance and Fringe Benefits [Member]	Feb. 24, 2013 Restructuring fiscal 2013 Plan Two [Member] Severance and Fringe Benefits [Member]	Feb. 24, 2013 Restructuring fiscal 2013 Plan One [Member] Employees	Feb. 24, 2013 Restructuring fiscal 2013 Plan One [Member] Severance and Fringe Benefits [Member]	Feb. 26, 2012 Restructuring Fiscal 2012, Plan One [Member] Employees	Feb. 24, 2013 Restructuring Fiscal 2012, Plan One [Member]	Feb. 26, 2012 Restructuring Fiscal 2012, Plan One [Member] Severance and Fringe Benefits [Member]	Feb. 24, 2013 Restructuring fiscal 2012, Plan Two [Member]	Feb. 26, 2012 Restructuring fiscal 2012, Plan Two [Member] Marketing Professionals [Member] Employees	Feb. 26, 2012 Restructuring fiscal 2012, Plan Two [Member] Customer Service Professional [Member] Employees	Feb. 27, 2011 Restructuring fiscal 2011 [Member] Employees	Feb. 24, 2013 Restructuring fiscal 2011 [Member]	Feb. 27, 2011 Restructuring fiscal 2011 [Member] Severance and Fringe Benefits [Member]
Restructuring Cost and Reserve [Line Items]
Severance and fringe benefits charges	$ 3,531	$ 2,368	$ 1,694		$ 127	$ 1,946	$ 2,368	$ 1,694					$ 69	$ 1,585		$ 1,750			$ 2,193	$ 175					$ 1,694
ASC 840 liability release	393											393
Remaining liability	$ 3,008	$ 1,813	$ 1,298	$ 2,337		$ 1,030	$ 1,813	$ 1,298	$ 2,337	$ 64	$ 0	$ 1,978			$ 895			$ 71		$ 0				$ 0
Reduction in workforce										2	2				34		30				3	1	29